Lease Commitments - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease costs	$ 2,984	$ 2,359	$ 2,199
Finance lease costs	52	57	66
Total lease costs	$ 3,036	$ 2,416	$ 2,265